Other Income	12 Months Ended
Dec. 31, 2013
OTHER INCOME [Abstract]
OTHER INCOME

NOTE 25: OTHER INCOME

          On November 15, 2012, Navios Holdings agreed with its credit default insurer to restructure their existing insurance policy (the "Charter Insurance") with respect to counterparty defaults pursuant to certain charter agreements (the “Insurance Restructuring”). In connection with the Insurance Restructuring, Navios Holdings received a one-time upfront cash payment equal to $175,433 and agreed to maintain certain long-term charters under the Charter Insurance.  Contemporaneously, the Company entered into an agreement with Navios Partners that provided Navios Partners with guarantees against counterparty default (up to $20,000) on certain existing charters (the "Navios Partners Guarantee")(see also Note 16).  The one-time upfront cash payment was accounted for as follows:
  $168,013 of the proceeds, which represents the irrevocable/non-refundable portion of the total proceeds, were recorded immediately in the statements of comprehensive (loss)/ income within the caption "Other income"; and
  $7,420 of the proceeds, which represents reimbursements for insurance claims submitted for the period prior to the date of the restructuring, were recorded immediately in the statements of comprehensive (loss)/ income within the caption “Revenue.”
Following consummation of the Insurance Restructuring, the Company also reversed to income ("Other income" within the statements of comprehensive (loss)/ income) an amount equal to $21,592 recorded on the Company's balance sheet as a liability (“cash received in advance”) related to an on-going claim.  In connection with the Insurance Restructuring, these amounts also became irrevocable/non-refundable.
During the year ended December 31, 2013 the Company received shares of KLC, which were valued at fair value upon the day of issuance. As a result of the valuation of the KLC shares and settlement in full of KLC's claims, the Company also recorded income of $14,995 in the statement of comprehensive (loss)/ income within the caption “Other income”.